Employee Benefit Plan, Schedule, Reportable Transaction (Details) - EBP001Member - USD ($)							12 Months Ended
	Dec. 10, 2025	Jun. 10, 2025	Dec. 10, 2024	Jun. 10, 2024	Dec. 08, 2023	Jun. 09, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 09, 2025
EBP, Schedule of Reportable Transaction [Line Items]
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution	$ 1,644,016	$ 1,613,233	$ 1,587,153	$ 1,579,367	$ 1,609,126	$ 1,686,821	$ 3,257,249	$ 3,166,520	$ 3,295,947
EBP, Change in Net Asset Available for Benefit, Increase from Employer Contribution, Cash and Noncash	290,081	284,701	469,579	389,115	283,877	$ 627,132	574,782	858,694	911,009
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 1,934,097	$ 1,897,934	$ 2,056,732	$ 1,968,482	$ 1,893,003					$ 2,313,953
EBP, Net Asset Value per Share or Unit	$ 176.34	$ 207.97	$ 225.05	$ 199.34	$ 175.75					$ 188.31
EBP, Investment, Purchased, Number of Shares	10,968	9,126	9,139	9,875	10,771	12,288
EBP, Change in Net Asset Available for Benefit, Decrease from Payment to Participant							$ 3,832,031	$ 4,025,214	$ 4,206,956